Business combinations (Details Text) (Detail) - BRL (R$) R$ in Thousands		6 Months Ended
	Dec. 05, 2018	Jun. 30, 2019	Jan. 04, 2019
TILIX
Business combinations (Details Text)
Ownership interest acquired	100.00%	100.00%
The consideration for the purchase	R$ 19,610
Goodwill	19,175
Consideration for the purchase settled in cash	3,810
Consideration in variable installments	15,800
Consideration in variable installments subjects to specific target in 2020	4,100
Consideration in variable installments subjects to specific target in 2021	R$ 11,700
BBN Banco de Negocios S.A
Business combinations (Details Text)
Fair value of the acquired assets			R$ 44,549
PagSeguro Group acquired the share capital and obtained the control of BBN Banco de Negocios S.A			100.00%
Amount paid in the acquisition			R$ 58,820